- SUBSEQUENT EVENTS	3 Months Ended
Mar. 31, 2016
- SUBSEQUENT EVENTS [Abstract]
- SUBSEQUENT EVENTS

NOTE 10 - SUBSEQUENT EVENTS

In accordance with ASC 855-10 the Company has analyzed its operations from March 31, 2016 to April 16, 2016, the date these financial statements were issued, and has determined that it does not have any material subsequent events to disclose in these financial statements.